MANAGEMENT OF FINANCIAL RISK	12 Months Ended
Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [abstract]
Disclosure of financial risk management [text block]

4) MANAGEMENT OF FINANCIAL RISK

4.1 Financial risk factors

The Atento Group’s activities are exposed to various types of financial risk: market risk (including foreign currency risk and interest rate risk), credit risk and liquidity risk. The Atento Group’s global risk management policy aims to minimize the potential adverse effects of these risks on the Atento Group’s financial returns. The Atento Group also uses derivative financial instruments to hedge certain risk exposures.

a) Market risk

Interest rate risk in respect of cash flow and fair value

Interest risk arises mainly as a result of changes in interest rates which affect: finance costs of debt bearing interest at variable rates (or short-term maturity debt expected to be renewed), as a result of fluctuations in interest rates, and the value of noncurrent liabilities that bear interest at fixed rates.

Atento Group’s finance costs are exposed to fluctuations in interest rates. At December 31, 2020, 4.5% of financial debt with third parties bore interests at variable rates, while at December 31, 2019 this amount was 0.2%. In both 2019 and 2020, the exposure was to the Brazilian CDI rate and the TJLP (Brazilian Long-Term Interest Rate).

The Atento Group’s policy is to monitor the exposure to interest at risk. As of December 31, 2020, there were no outstanding interest rate hedging instruments.

Foreign currency risk

Our foreign currency risk arises from local currency revenues, receivables and payables, while the U.S. dollar is our functional and reporting currency. We benefit to a certain degree from the fact that the revenue we collect in each country, in which we have operations, is generally denominated in the same currency as the majority of the expenses we incur.

In accordance with our risk management policy, whenever we deem it appropriate, we manage foreign currency risk by using derivatives to hedge any exposure incurred in currencies other than those of the functional currency of the countries.

The main source of our foreign currency risk is related to the Senior Secured Notes due 2022 denominated in U.S. dollars. Upon issuance of the Notes, we entered into cross-currency swaps pursuant to which we exchange an amount of U.S. dollars for a fixed amount of Euro, Mexican Pesos, Peruvian Soles and Brazilian Reais. The total amount of interest (coupon) payments are covered (until maturity date). The referred cross-currency swaps are the only derivative transactions we have in place in Atento Group.

As of December 31, 2020, the estimated fair value of the cross-currency swaps totaled a net asset of 5,868 thousand U.S. dollars (net asset of 3,093 thousand U.S. dollars as of December 31, 2019).

The table below shows the impact of a +/10 percentage points variation in the exchange rate on the value of the cross-currency swaps.

Thousands of U.S. dollars
CROSS-CURRENCY	2020
FAIR VALUE	5,868
+10.0%	9,884
-10.0%	872

2020	Financial assets (*)			Financial liabilities (*)			Sensitivity analysis
Functional currency - financial asset/liability currency	Functional currency (thousands)	Asset currency (thousands)	U.S. Dollar (thousands)	Functional currency (thousands)	Liability currency (thousands)	U.S. Dollar (thousands)	Appreciation of asset/liability currency vs functional currency		Appreciation of financial assets in functional currency	Statements of operations (thousands of U.S. dollar)	Appreciation of financial liabilities in functional currency	Statements of operations (thousands of U.S. dollar)
Euro - Colombian Pesos	385	1,645,647	473	-	-	-	10%	3,845.6	428	53	-	-
Euro - Dirham Moroccan	883	9,648	1,083	-	-	-	10%	9.8	981	120	-	-
Euro - Peruvian Nuevos Soles	863	3,838	1,059	-	-	-	10%	4.0	959	118	-	-
Euro - USD	2,812	2,810	3,448	-	-	-	10%	1.1	2,544	(329)	-	-
Chilean Pesos – USD	2,155,420	3,031	3,031	53,736	76	76	10%	0.0	2,394,911	337	59,707	(8)
Mexican Pesos – USD	87,481	4,394	4,394	-	-	-	10%	0.0	97,202	488	-	-
Brazilian Reais – USD	-	-	-	-	-	-	10%	0.2	-	-	-	-
Guatemalan Quetzal – USD	-	-	-	-	-	-	10%	0.1	-	-	-	-
Colombian Pesos – USD	1,630,642	468	468	2,229,450	649	649	10%	0.0	1,811,824	52	2,511,929	(81)
Peruvian Nuevos Soles - USD	17,103	4,719	4,719	4,631	1,278	1,278	10%	0.2	19,003	524	5,146	(142)
United States Dolar - Euro	-	-	-	-	-	-	10%	0.7	-	-	-	-
United States Dolar - MXN	-	-	-	-	-	-	10%	17.9	-	-	-	-
Chilean Pesos – Euro	-	-	-	-	-	-	10%	0.0	-	-	-	-

(*) Financial liabilities correspond to borrowing in currencies other than functional currencies. Financial assets correspond to cash and cash equivalents in currencies other than functional currencies.

b) Credit risk

The Atento Group seeks to conduct all of its business with reputable national and international companies and institutions established in their countries of origin, to minimize credit risk. As a result of this policy, the Atento Group has no material adjustments to make to its credit accounts (see Note 13).

Accordingly, the Atento Group’s commercial credit risk management approach is based on continuous monitoring of the risks assumed and the financial resources necessary to manage the Group’s various units, in order to optimize the riskreward relationship in the development and implementation of business plans in the course of their regular business.

Credit risk arising from cash and cash equivalents is managed by placing cash surpluses in high quality and highly liquid money-market assets. These placements are regulated by our Corporate Treasury policy on the basis of the conditions prevailing in the markets and the countries where Atento operates. The Corporate Treasury policy establishes: (i) the maximum amounts to be invested per counterparty, based on their ratings (long- and short-term debt ratings); (ii) the maximum period of the investment; and (iii) the instruments in which the surpluses may be invested.

The Atento Group’s maximum exposure to credit risk is primarily limited to the carrying amounts of its financial assets. The Atento Group holds no guarantees as collection insurance.

c) Liquidity risk

The Atento Group seeks to match its debt maturity schedule to its capacity to generate cash flows to meet the payments falling due, factoring in a degree of cushion. In practice, this has meant that the Atento Group’s average debt maturity must be long enough to support business operation normal conditions (assuming that internal projections are met). A maturity schedule for the Atento Group’s financial liabilities is provided in Note 16.

4.2 Capital Management

The Atento Group’s Finance Department, which is in charge of the capital management, takes various factors into consideration when determining the Group’s capital structure.

The Atento Group’s capital management goal is to determine the financial resources necessary both to continue its recurring activities, as going concern, and to maintain a capital structure that optimizes own and borrowed funds.

The Atento Group sets an optimal debt level in order to maintain a flexible and comfortable medium-term borrowing structure, in order to be able to carry out its routine activities under normal conditions and to address new opportunities for growth. Debt levels are kept in line with forecasted future cash flows and with quantitative restrictions imposed under financing contracts.

In addition to these general guidelines, we take into account other considerations and specifics when determining our financial structure, such as country risk, tax efficiency and volatility in cash flow generation.

The Super Senior Revolving Credit Facility, described in Note 17, carries no financial covenant obligations regarding debt levels. However, the notes do impose limitations on dividend distributions, payments or distributions to the shareholders, the incurrence of additional debt, and on investments and disposal of assets.

As of the date of these consolidated financial statements, the Atento Group was in compliance with all restrictions established in the aforementioned financing contracts and does not foresee any future non-compliance. To that end, the Atento Group regularly monitors figures for net financial debt with third parties and EBITDA.

Net financial debt with third parties at December 31, 2019 and 2020 is as follows:

	Thousands of U.S. dollars
	2018	2019
Senior Secured Notes (Note 17)	400,035	501,922
Brazilian bonds - Debentures (Note 17)	14,708	-
Bank borrowings (Note 17)	39,498	23,928
Lease liabilities (Note 17)	5,527	194,765
Less: Cash and cash equivalents (Note 15)	(133,526)	(124,706)
Net financial debt with third parties	326,242	595,909